Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Dec. 09, 2014
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated December 9, 2014

to the Summary Prospectuses and Prospectuses

for the iShares Core MSCI EAFE ETF (IEFA),

iShares Core S&P Mid-Cap ETF (IJH),

iShares Core S&P Small-Cap ETF (IJR) and

iShares Core MSCI Total International Stock ETF (IXUS)

(each, a "Fund" and together, the "Funds")

The information in this Supplement updates the information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for each Fund.

Effective December 10, 2014, the management fee rates for the Funds will be reduced. Therefore, the management fee and total annual fund operating expenses information provided under the heading "Fees and Expenses" in each such Fund's respective prospectus and summary prospectus is amended and updated to reflect the following information:

Fund	Current Management Fee	New Management Fee	New Total Annual Fund Operating Expense
iShares Core MSCI EAFE ETF	0.14%	0.12%	0.12%
iShares Core S&P Mid-Cap ETF	0.14%	0.12%	0.12%
iShares Core S&P Small-Cap ETF	0.14%	0.12%	0.12%
iShares Core MSCI Total International Stock ETF	0.16%	0.14%	0.14%

As a result of the reduction in the management fee rates, the information found under the heading "Example" for the Funds is amended and replaced with the following information:

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
iShares Core MSCI EAFE ETF	$12	$39	$68	$154
iShares Core S&P Mid-Cap ETF	$12	$39	$68	$154
iShares Core S&P Small-Cap ETF	$12	$39	$68	$154
iShares Core MSCI Total International Stock ETF	$14	$45	$79	$179

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated December 9, 2014

to the Summary Prospectuses and Prospectuses

for the iShares Core MSCI EAFE ETF (IEFA),

(each, a "Fund" and together, the "Funds")

The information in this Supplement updates the information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for each Fund.

Effective December 10, 2014, the management fee rates for the Funds will be reduced. Therefore, the management fee and total annual fund operating expenses information provided under the heading "Fees and Expenses" in each such Fund's respective prospectus and summary prospectus is amended and updated to reflect the following information:

Fund	Current Management Fee	New Management Fee	New Total Annual Fund Operating Expense
iShares Core MSCI EAFE ETF	0.14%	0.12%	0.12%

As a result of the reduction in the management fee rates, the information found under the heading "Example" for the Funds is amended and replaced with the following information:

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
iShares Core MSCI EAFE ETF	$12	$39	$68	$154

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
iShares Core MSCI EAFE ETF | iShares Core MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
New Management Fee	rr_ManagementFeesOverAssets	0.12%
New Total Annual Fund Operating Expense	rr_ExpensesOverAssets	0.12%
1 Year	rr_ExpenseExampleYear01	12
3 Years	rr_ExpenseExampleYear03	39
5 Years	rr_ExpenseExampleYear05	68
10 Years	rr_ExpenseExampleYear10	154
iShares Core S&P Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated December 9, 2014

to the Summary Prospectuses and Prospectuses

for the iShares Core S&P Mid-Cap ETF (IJH),

(each, a "Fund" and together, the "Funds")

The information in this Supplement updates the information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for each Fund.

Effective December 10, 2014, the management fee rates for the Funds will be reduced. Therefore, the management fee and total annual fund operating expenses information provided under the heading "Fees and Expenses" in each such Fund's respective prospectus and summary prospectus is amended and updated to reflect the following information:

Fund	Current Management Fee	New Management Fee	New Total Annual Fund Operating Expense
iShares Core S&P Mid-Cap ETF	0.14%	0.12%	0.12%

As a result of the reduction in the management fee rates, the information found under the heading "Example" for the Funds is amended and replaced with the following information:

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
iShares Core S&P Mid-Cap ETF	$12	$39	$68	$154

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
iShares Core S&P Mid-Cap ETF | iShares Core S&P Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
New Management Fee	rr_ManagementFeesOverAssets	0.12%
New Total Annual Fund Operating Expense	rr_ExpensesOverAssets	0.12%
1 Year	rr_ExpenseExampleYear01	12
3 Years	rr_ExpenseExampleYear03	39
5 Years	rr_ExpenseExampleYear05	68
10 Years	rr_ExpenseExampleYear10	154
iShares Core S&P Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated December 9, 2014

to the Summary Prospectuses and Prospectuses

for the iShares Core S&P Small-Cap ETF (IJR)

(each, a "Fund" and together, the "Funds")

The information in this Supplement updates the information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for each Fund.

Effective December 10, 2014, the management fee rates for the Funds will be reduced. Therefore, the management fee and total annual fund operating expenses information provided under the heading "Fees and Expenses" in each such Fund's respective prospectus and summary prospectus is amended and updated to reflect the following information:

Fund	Current Management Fee	New Management Fee	New Total Annual Fund Operating Expense
iShares Core S&P Small-Cap ETF	0.14%	0.12%	0.12%

As a result of the reduction in the management fee rates, the information found under the heading "Example" for the Funds is amended and replaced with the following information:

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
iShares Core S&P Small-Cap ETF	$12	$39	$68	$154

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
iShares Core S&P Small-Cap ETF | iShares Core S&P Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
New Management Fee	rr_ManagementFeesOverAssets	0.12%
New Total Annual Fund Operating Expense	rr_ExpensesOverAssets	0.12%
1 Year	rr_ExpenseExampleYear01	12
3 Years	rr_ExpenseExampleYear03	39
5 Years	rr_ExpenseExampleYear05	68
10 Years	rr_ExpenseExampleYear10	154
iShares Core MSCI Total International Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated December 9, 2014

to the Summary Prospectuses and Prospectuses

for the iShares Core MSCI Total International Stock ETF (IXUS)

(each, a "Fund" and together, the "Funds")

The information in this Supplement updates the information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for each Fund.

Effective December 10, 2014, the management fee rates for the Funds will be reduced. Therefore, the management fee and total annual fund operating expenses information provided under the heading "Fees and Expenses" in each such Fund's respective prospectus and summary prospectus is amended and updated to reflect the following information:

Fund	Current Management Fee	New Management Fee	New Total Annual Fund Operating Expense
iShares Core MSCI Total International Stock ETF	0.16%	0.14%	0.14%

As a result of the reduction in the management fee rates, the information found under the heading "Example" for the Funds is amended and replaced with the following information:

Example. This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
iShares Core MSCI Total International Stock ETF	$14	$45	$79	$179

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737)
iShares Core MSCI Total International Stock ETF | iShares Core MSCI Total International Stock ETF
Risk/Return:	rr_RiskReturnAbstract
New Management Fee	rr_ManagementFeesOverAssets	0.14%
New Total Annual Fund Operating Expense	rr_ExpensesOverAssets	0.14%
1 Year	rr_ExpenseExampleYear01	14
3 Years	rr_ExpenseExampleYear03	45
5 Years	rr_ExpenseExampleYear05	79
10 Years	rr_ExpenseExampleYear10	179